UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05120

        Nuveen Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Value Fund, Inc. (NUV)
	January 31, 2007
Principal		Optional Call
Amount (000)	Description	Provisions (1)	Ratings (2)	Value

	Alabama – 1.0%
$ 1,020	Alabama Housing Finance Authority, Collateralized Home Mortgage Program Single Family Mortgage	4/08 at 102.00	Aaa	$1,031,404
	Revenue Bonds, Series 1998A-2, 5.450%, 10/01/28 (Alternative Minimum Tax)
5,000	Courtland Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, Champion	11/09 at 101.00	Baa3	5,308,650
	International Paper Corporation, Series 1999A, 6.700%, 11/01/29 (Alternative Minimum Tax)
1,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2001A, 5.750%, 6/01/31	6/11 at 101.00	A2	1,858,430
12,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	12,480,240
	2/01/36 (Pre-refunded 2/01/09) – FGIC Insured

19,770	Total Alabama			20,678,724

	Alaska – 0.5%
3,335	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AAA	3,485,275
	12/01/30 – FGIC Insured
3,000	Anchorage, Alaska, General Obligation Bonds, Series 2003B, 5.000%, 9/01/23 – FGIC Insured	9/13 at 100.00	AAA	3,157,830
2,585	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/10 at 100.00	AAA	2,714,689
	Series 2000, 6.200%, 6/01/22 (Pre-refunded 6/01/10)

8,920	Total Alaska			9,357,794

	Arizona – 1.2%
13,100	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A	14,394,411
	1999A, 6.625%, 7/01/20
4,900	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	11/09 at 100.00	Baa3	5,124,616
	Hospital, Series 1999A, 6.250%, 11/15/29
1,400	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/12 at 101.00	Baa3	1,523,494
	Hospital, Series 2002A, 6.250%, 2/15/21
3,000	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	4/15 at 100.00	Aaa	3,054,300
	Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)

22,400	Total Arizona			24,096,821

	Arkansas – 0.6%
10,460	Cabot School District 4, Lonoke County, Arkansas, General Obligation Refunding Bonds, Series	8/08 at 100.00	Aaa	10,588,030
	2003, 5.000%, 2/01/32 – AMBAC Insured
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aaa	2,082,960
	12/01/32 – FGIC Insured

12,460	Total Arkansas			12,670,990

	California – 10.2%
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
10,000	5.125%, 5/01/19 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,768,600
10,000	5.250%, 5/01/20 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,827,800
7,310	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University,	10/09 at 39.19	Aaa	2,597,170
	Series 2000, 0.000%, 10/01/24 (Pre-refunded 10/01/09) – MBIA Insured
6,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	6,202,440
	Series 2006, 5.000%, 4/01/37
6,830	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	7,137,145
	Institutes, Series 2001, 5.250%, 10/01/34
17,155	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	6/07 at 100.00	Aa2	17,168,038
	California Projects, Series 1993A, 5.500%, 6/01/21
14,680	California Statewide Community Development Authority, Certificates of Participation, Internext	4/09 at 101.00	BBB	14,977,123
	Group, Series 1999, 5.375%, 4/01/17
	California, General Obligation Bonds, Series 2003:
14,600	5.250%, 2/01/28	8/13 at 100.00	A+	15,502,572
11,250	5.000%, 2/01/33	8/13 at 100.00	A+	11,656,913
7,500	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/33	2/14 at 100.00	A+	7,789,200
3,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/09 at 102.00	N/R (3)	3,208,140
	Facilities District 98-2 – Ladera, Series 1999, 5.750%, 9/01/29 (Pre-refunded 9/01/09)
5,870	Central California Joint Powers Health Finance Authority, Certificates of Participation,	2/07 at 100.00	Baa2	5,870,939
	Community Hospitals of Central California, Series 1993, 5.000%, 2/01/23
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	AAA	3,794,300
	2006C, 0.000%, 8/01/32 – FSA Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	15,765,300
	1995A, 0.000%, 1/01/22 (ETM)
21,150	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	22,563,243
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
3,540	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	4,047,742
	Bonds, Series 2003A-1, 6.750%, 6/01/39
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Revenue Bonds, Series 2005A:
5,000	5.000%, 6/01/38 – FGIC Insured	6/15 at 100.00	AAA	5,230,200
2,000	5.000%, 6/01/45	6/15 at 100.00	A	2,066,620
9,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Refunding Bonds,	7/11 at 100.00	AA	9,292,500
	Series 2001A, 5.125%, 7/01/41
4,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B	4,615,200
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
	Merced Union High School District, Merced County, California, General Obligation Bonds,
	Series 1999A:
2,500	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AAA	1,221,125
2,555	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AAA	1,188,842
2,365	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AAA	949,808
	Series 2004, 0.000%, 8/01/27 – FGIC Insured
8,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	8,679,920
	Center, Series 2004, 5.625%, 7/01/34
	San Bruno Park School District, San Mateo County, California, General Obligation Bonds,
	Series 2000B:
2,575	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AAA	1,198,148
2,660	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AAA	1,178,327
7,300	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999,	9/09 at 101.00	Baa3 (3)	7,817,935
	6.250%, 9/01/29 (Pre-refunded 9/01/09)
2,009	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	3/07 at 100.00	Baa3	2,008,920
	Electric Company, Series 1966A, 4.000%, 3/01/16

223,849	Total California			205,324,210

	Colorado – 3.4%
5,000	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%,	10/16 at 100.00	AAA	5,357,850
	10/01/40 – XLCA Insured
1,800	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	2,079,252
	Peak-to-Peak Charter School, Series 2001, 7.625%, 8/15/31 (Pre-refunded 8/15/11)
2,100	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (3)	2,250,507
	2002A, 5.500%, 3/01/32 (ETM)
5,000	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	9/16 at 100.00	AA	4,896,550
	2006A, 4.500%, 9/01/38
1,365	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity Healthcare Systems	4/07 at 100.00	AA	1,366,010
	Inc., Series 1994, 5.250%, 5/15/14
500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2001,	1/12 at 100.00	BBB	528,610
	5.750%, 1/15/22
18,915	Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2003B, 5.000%, 11/15/33 –	11/13 at 100.00	AAA	19,691,839
	XLCA Insured
5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/35	9/10 at 102.00	AAA	5,410,100
	(Pre-refunded 9/01/10) – MBIA Insured
16,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32 –	No Opt. Call	AAA	5,193,210
	MBIA Insured
39,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	10,876,212
	(Pre-refunded 9/01/10) – MBIA Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	No Opt. Call	AAA	2,213,900
	MBIA Insured
1,450	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	1,566,551
	5.500%, 6/15/19 – AMBAC Insured
7,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C,	6/16 at 100.00	AAA	6,271,090
	0.000%, 6/15/21 – AMBAC Insured

114,330	Total Colorado			67,701,681

	District of Columbia – 2.5%
	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax
	Revenue Bonds, Series 1998:
2,500	5.250%, 10/01/15 (Pre-refunded 10/01/08) – AMBAC Insured	10/08 at 101.00	AAA	2,587,325
36,830	4.750%, 10/01/28 (Pre-refunded 10/01/08) – AMBAC Insured	10/08 at 100.00	AAA	37,474,524
10,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	9,920,300
	Revenue Bonds, Series 2007A, 4.500%, 10/01/30 (WI/DD, Settling 2/08/07) – AMBAC Insured

49,330	Total District of Columbia			49,982,149

	Florida – 2.3%
4,000	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	11/12 at 101.00	AA	4,337,200
	Group, Series 2002C, 5.750%, 11/15/32
10,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E, 4.500%,	6/15 at 101.00	AAA	9,921,800
	6/01/35
1,750	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,837,150
	General Hospital, Series 2006, 5.250%, 10/01/41
10,690	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2001, 5.000%,	10/11 at 100.00	AAA	11,009,524
	10/01/30 – AMBAC Insured
4,880	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 6.000%, 10/01/32 – FSA Insured	10/10 at 101.00	AAA	5,243,902
	(Alternative Minimum Tax)
4,895	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	10/09 at 101.00	A	5,163,001
	Healthcare System, Series 1999E, 6.000%, 10/01/26
105	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	10/09 at 101.00	A (3)	111,736
	Healthcare System, Series 1999E, 6.000%, 10/01/26 (Pre-refunded 10/01/09)
8,250	Orange County School Board, Florida, Certificates of Participation, Series 2002A, 5.000%,	8/12 at 100.00	AAA	8,536,358
	8/01/27 – MBIA Insured

44,570	Total Florida			46,160,671

	Georgia – 1.0%
10,240	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 –	5/09 at 101.00	AAA	10,448,077
	FGIC Insured
2,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/33 –	5/12 at 100.00	AAA	2,594,375
	MBIA Insured
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 – FSA Insured	10/14 at 100.00	AAA	4,290,240
2,250	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare	7/09 at 102.00	N/R	2,331,698
	System Inc., Series 1999, 6.500%, 7/01/27

18,990	Total Georgia			19,664,390

	Hawaii – 1.1%
7,500	Hawaii, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/23 – MBIA Insured	9/13 at 100.00	AAA	8,024,250
12,325	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2003A, 5.250%, 3/01/28 –	3/13 at 100.00	AAA	13,070,663
	MBIA Insured

19,825	Total Hawaii			21,094,913

	Illinois – 10.9%
2,060	Aurora, Illinois, Golf Course Revenue Bonds, Series 2000, 6.375%, 1/01/20	1/10 at 100.00	A+	2,173,877
2,425	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	12/07 at 102.00	AAA	2,496,586
	Revenues, Series 1997A, 5.250%, 12/01/22 – AMBAC Insured
15,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	6,902,550
	Revenues, Series 1998B-1, 0.000%, 12/01/24 – FGIC Insured
1,125	Chicago Greater Metropolitan Sanitary District, Illinois, General Obligation Capital	No Opt. Call	Aaa	1,218,409
	Improvement Bonds, Series 1991, 7.000%, 1/01/11 (ETM)
5,000	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%,	7/12 at 100.00	AA (3)	5,365,650
	7/01/18 (Pre-refunded 7/01/12)
285	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 – AMBAC Insured	7/12 at 100.00	AAA	306,768
9,715	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 (Pre-refunded	7/12 at 100.00	AAA	10,587,698
	7/01/12) – AMBAC Insured
2,575	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/11 at 101.00	AAA	2,644,087
	Airport, Series 2001C, 5.100%, 1/01/26 – AMBAC Insured (Alternative Minimum Tax)
3,020	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds,	12/16 at 100.00	AAA	3,063,065
	Series 2004, 0.000%, 12/01/19 – FSA Insured
385	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	413,552
	Series 2003B, 5.250%, 11/01/20 – FSA Insured
1,615	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	1,754,681
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – FSA Insured
5,000	Illinois Development Finance Authority, Gas Supply Revenue Bonds, Peoples Gas, Light and Coke	11/13 at 101.00	AAA	5,116,250
	Company, Series 2003E, 4.875%, 11/01/38 (Mandatory put 11/01/18) – AMBAC Insured
	(Alternative Minimum Tax)
28,030	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aaa	16,863,128
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/19 – FSA Insured
1,800	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Winnebago and	No Opt. Call	Aaa	1,076,526
	Boone Counties School District 205 – Rockford, Series 2000, 0.000%, 2/01/19 – FSA Insured
3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	BBB (3)	3,544,396
	Series 2002A, 6.250%, 12/01/32 (Pre-refunded 12/01/12)
1,450	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	AAA	1,507,797
	2001, 5.125%, 9/01/35 – AMBAC Insured
6,550	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	Aaa	6,918,765
	2001, 5.125%, 9/01/35 (Pre-refunded 9/01/11) – AMBAC Insured
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	AA+	5,422,950
	5.500%, 8/15/43
15,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000,	5/10 at 101.00	Baa2	16,033,500
	6.500%, 5/15/30
15,000	Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital Obligated Group, Series	2/11 at 101.00	AAA	15,663,300
	2001B, 5.250%, 2/15/34 – FSA Insured
8,145	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	8/07 at 101.00	AAA	8,267,094
	5.250%, 8/01/22 – AMBAC Insured
4,350	Illinois Health Facilities Authority, Revenue Bonds, South Suburban Hospital, Series 1992,	No Opt. Call	A (3)	5,130,999
	7.000%, 2/15/18 (ETM)
5,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/30 –	6/15 at 101.00	AAA	4,612,500
	AMBAC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1992A:
18,955	0.000%, 6/15/17 – FGIC Insured	No Opt. Call	AAA	12,285,304
12,830	0.000%, 6/15/18 – FGIC Insured	No Opt. Call	AAA	7,935,098
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1994B:
7,250	0.000%, 6/15/18 – MBIA Insured	No Opt. Call	AAA	4,483,980
3,385	0.000%, 6/15/21 – MBIA Insured	No Opt. Call	AAA	1,823,703
5,190	0.000%, 6/15/28 – MBIA Insured	No Opt. Call	AAA	2,026,072
11,610	0.000%, 6/15/29 – FGIC Insured	No Opt. Call	AAA	4,337,148
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
10,000	0.000%, 6/15/24 – MBIA Insured	6/22 at 101.00	AAA	6,611,600
21,375	0.000%, 6/15/34 – MBIA Insured	No Opt. Call	AAA	6,288,739
21,000	0.000%, 12/15/35 – MBIA Insured	No Opt. Call	AAA	5,761,560
20,000	0.000%, 6/15/36 – MBIA Insured	No Opt. Call	AAA	5,381,000
22,370	0.000%, 6/15/39 – MBIA Insured	No Opt. Call	AAA	5,238,607
8,460	5.250%, 6/15/42 – MBIA Insured	6/12 at 101.00	AAA	8,979,444
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
16,550	0.000%, 12/15/21 – MBIA Insured	No Opt. Call	AAA	8,726,650
1,650	5.250%, 6/15/27 – AMBAC Insured	6/07 at 101.00	AAA	1,676,087
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 2002B:
3,775	0.000%, 6/15/20 – MBIA Insured	6/17 at 101.00	AAA	3,145,934
5,715	0.000%, 6/15/21 – MBIA Insured	6/17 at 101.00	AAA	4,781,855
965	Tri-City Regional Port District, Illinois, Port and Terminal Facilities Revenue Refunding	No Opt. Call	N/R	962,761
	Bonds, Delivery Network Project, Series 2003A, 4.900%, 7/01/14 (Alternative Minimum Tax)
495	Tri-City Regional Port District, Illinois, Port and Terminal Facilities Revenue Refunding	No Opt. Call	N/R	499,044
	Bonds, Dock 2 Enhancement Project, Series 1998B, 5.875%, 7/01/08 (Alternative Minimum Tax)
1,575	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	Aaa	991,982
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured
720	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	Aaa	456,883
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured (ETM)

335,580	Total Illinois			219,477,579

	Indiana – 3.8%
10,000	Indiana Bond Bank, State Revolving Fund Program Bonds, Series 2001A, 5.375%, 2/01/19	2/13 at 101.00	AAA	10,830,900
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	AAA	2,135,680
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Sisters of St. Francis
	Health Services Inc., Series 1997A:
255	5.125%, 11/01/17 (Pre-refunded 11/01/07) – MBIA Insured	11/07 at 102.00	AAA	262,729
595	5.125%, 11/01/17 (Pre-refunded 11/01/07) – MBIA Insured	11/07 at 102.00	AAA	613,034
3,175	5.375%, 11/01/27 (Pre-refunded 11/01/07) – MBIA Insured	11/07 at 102.00	AAA	3,277,045
7,345	5.375%, 11/01/27 (Pre-refunded 11/01/07) – MBIA Insured	11/07 at 102.00	AAA	7,581,068
20,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%,	6/13 at 100.00	AAA	20,903,200
	6/01/28 – FSA Insured
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
12,500	0.000%, 2/01/21 – AMBAC Insured	No Opt. Call	AAA	6,833,875
14,595	0.000%, 2/01/27 – AMBAC Insured	No Opt. Call	AAA	5,993,437
5,000	Mooresville School Building Corporation, Morgan County, Indiana, First Mortgage Bonds, Series	1/09 at 102.00	AAA	5,204,850
	1998, 5.000%, 7/15/15 – FSA Insured
13,100	Noblesville, Indiana, Revenue Bonds, Catholic High School Corporation, Series 2003,	7/13 at 101.00	N/R	13,664,872
	5.750%, 7/01/22

88,565	Total Indiana			77,300,690

	Iowa – 0.9%
3,500	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg	10/12 at 100.00	A (3)	3,788,540
	College, Series 2002, 5.500%, 10/01/33 (Pre-refunded 10/01/12) – ACA Insured
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	7,380,030
	5.625%, 6/01/46
6,160	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	6,637,030
	2001B, 5.600%, 6/01/35 (Pre-refunded 6/01/11)

16,660	Total Iowa			17,805,600

	Kansas – 0.5%
10,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	10,557,500

	Kentucky – 0.1%
1,755	Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8 Mortgage Revenue	7/07 at 100.00	AAA	1,757,088
	Refunding Bonds, Series 1997A, 6.100%, 1/01/24 – MBIA Insured

	Louisiana – 2.1%
1,000	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation	3/08 at 102.00	B2	1,006,440
	Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	5,400,754
	Lady Health System, Series 2005A, 5.250%, 8/15/32
11,885	Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Southern Baptist	5/07 at 100.00	AAA	13,151,347
	Hospital, Series 1986, 8.000%, 5/15/12 (ETM)
21,080	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	22,566,562
	Series 2001B, 5.875%, 5/15/39

39,115	Total Louisiana			42,125,103

	Maryland – 0.4%
3,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	3,519,145
	7.400%, 9/01/19 (Alternative Minimum Tax)
4,600	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A3	4,886,718
	Series 2004, 5.500%, 8/15/33

8,100	Total Maryland			8,405,863

	Massachusetts – 3.7%
10,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series	7/12 at 100.00	AAA	10,604,800
	2002A, 5.000%, 7/01/32 (Pre-refunded 7/01/12)
1,720	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	12/08 at 102.00	BBB	1,764,084
	Associates, Series 1998B, 5.100%, 12/01/12 (Alternative Minimum Tax)
4,340	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care	11/11 at 101.00	AA	4,531,698
	Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire
	Community Services Inc., Series 2004B:
1,340	6.250%, 7/01/24	7/14 at 100.00	BB–	1,431,120
1,000	6.375%, 7/01/34	7/14 at 100.00	BB–	1,064,030
	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior
	Series 1997A:
10,000	5.000%, 1/01/27 – MBIA Insured	1/09 at 100.00	AAA	10,138,100
22,440	5.000%, 1/01/37 – MBIA Insured	7/07 at 102.00	AAA	22,783,108
8,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	7/07 at 102.00	AAA	8,144,960
	Series 1997B, 5.125%, 1/01/37 – MBIA Insured
7,405	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	1/09 at 101.00	AAA	7,553,544
	Series 1999A, 5.000%, 1/01/39 – AMBAC Insured
1,750	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 6, 5.500%,	8/10 at 101.00	AAA	1,861,685
	8/01/30 (Pre-refunded 8/01/10)
4,250	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 6,	8/10 at 101.00	AAA	4,497,563
	5.500%, 8/01/30

72,245	Total Massachusetts			74,374,692

	Michigan – 4.8%
6,000	Dearborn Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Oakwood	2/07 at 100.00	AAA	6,005,100
	Obligated Group, Series 1994A, 5.250%, 8/15/21 – MBIA Insured
10,300	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	5/09 at 101.00	BB–	10,388,889
	5.500%, 5/01/21
5,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006D,	7/16 at 100.00	AAA	5,022,550
	4.625%, 7/01/32 – FSA Insured
14,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	14,670,320
	7/01/35 – MBIA Insured
5,240	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Refunding Bonds, Series	10/12 at 100.00	AAA	5,589,403
	2002, 5.250%, 10/01/19
	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of
	Arts and Sciences Charter School, Series 2001A:
1,500	7.500%, 10/01/12	10/09 at 102.00	Ba1	1,543,290
5,000	7.900%, 10/01/21	10/09 at 102.00	Ba1	5,306,150
3,500	8.000%, 10/01/31	10/09 at 102.00	Ba1	3,710,350
22,235	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	22,425,999
	Obligated Group, Series 1998A, 5.250%, 8/15/28
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
1,000	6.250%, 8/15/13	2/07 at 100.00	BB–	1,000,580
12,925	6.500%, 8/15/18	2/07 at 100.00	BB–	12,934,048
7,200	Michigan Strategic Fund, Limited Obligation Resource Recovery Revenue Refunding Bonds, Detroit	12/12 at 100.00	AAA	7,560,792
	Edison Company, Series 2002D, 5.250%, 12/15/32 – XLCA Insured

93,900	Total Michigan			96,157,471

	Minnesota – 0.2%
1,750	Breckenridge, Minnesota, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	1,816,115
	5.000%, 5/01/30
390	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.900%, 8/01/15 –	2/07 at 100.00	AAA	390,655
	MBIA Insured
2,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facilities Revenue	11/16 at 100.00	Baa1	2,090,160
	Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36

4,140	Total Minnesota			4,296,930

	Missouri – 2.7%
40,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	42,015,598
	2003, 5.250%, 5/15/32
2,000	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	2,094,460
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/32 –
	FSA Insured
4,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc.,	6/13 at 101.00	BBB	4,226,280
	Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)
	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds,
	Ozark Medical Center, Series 1997:
1,750	5.500%, 11/15/12	11/07 at 101.00	BB	1,771,595
1,000	5.600%, 11/15/17	11/07 at 101.00	BB	1,009,140
3,075	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds,	11/09 at 101.00	BB	3,211,376
	Ozark Medical Center, Series 1999, 6.750%, 11/15/24

51,825	Total Missouri			54,328,449

	Montana – 0.2%
3,750	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Puget Sound	3/13 at 101.00	AAA	3,916,838
	Energy, Series 2003A, 5.000%, 3/01/31 – AMBAC Insured

	Nevada – 2.0%
2,500	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2003A, 5.125%,	9/13 at 100.00	AA	2,593,125
	9/01/29 – RAAI Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
15,095	0.000%, 1/01/24 – AMBAC Insured	No Opt. Call	AAA	7,075,177
11,000	0.000%, 1/01/25 – AMBAC Insured	No Opt. Call	AAA	4,912,710
2,000	5.625%, 1/01/32 – AMBAC Insured	1/10 at 102.00	AAA	2,122,480
22,010	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	22,724,445

52,605	Total Nevada			39,427,937

	New Jersey – 5.7%
23,625	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/09 at 101.00	B	24,645,836
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
9,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	9,783,810
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital
	Obligated Group, Series 2000:
250	7.375%, 7/01/15	7/10 at 101.00	BBB–	277,135
11,200	7.500%, 7/01/30	7/10 at 101.00	BBB–	12,358,080
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	8,230,800
	5.500%, 6/15/24 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
30,000	0.000%, 12/15/31 – FGIC Insured	No Opt. Call	AAA	9,990,600
27,000	0.000%, 12/15/32 – FSA Insured	No Opt. Call	AAA	8,581,140
310	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA	357,746
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
105	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	121,382
1,490	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	1,722,470
27,185	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB (3)	30,139,465
	Series 2002, 6.125%, 6/01/42 (Pre-refunded 6/01/12)
7,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB (3)	8,120,739
	Series 2003, 6.250%, 6/01/43 (Pre-refunded 6/01/13)

144,830	Total New Jersey			114,329,203

	New Mexico – 0.6%
1,500	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	1,742,250
9,600	University of New Mexico, Subordinate Lien Revenue Refunding and Improvement Bonds, Series	6/12 at 100.00	AA	9,919,008
	2002A, 5.000%, 6/01/32

11,100	Total New Mexico			11,661,258

	New York – 14.5%
8,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	8,890,320
	Health, Series 2004, 5.050%, 2/15/25
445	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/09 at 101.00	AA–	460,081
	Services Facilities, Series 1999D, 5.250%, 2/15/29
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 1999D:
65	5.250%, 2/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	AA– (3)	68,100
6,490	5.250%, 2/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	AA– (3)	6,799,508
5,200	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court	5/10 at 101.00	A+ (3)	5,613,764
	Facilities, Series 1999, 6.000%, 5/15/39 (Pre-refunded 5/15/10)
2,500	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/08 at 100.00	Ba1	2,543,300
	Group, Series 2000A, 5.500%, 7/01/26
2,625	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series	7/08 at 100.00	BBB	2,670,465
	2000C, 5.500%, 7/01/26
5,360	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John’s	8/07 at 102.00	AAA	5,512,010
	Meadows Project, Series 1997A, 5.600%, 8/01/17 – MBIA Insured
1,760	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	1,740,306
	2/15/47 – MBIA Insured
11,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	11,342,210
	5.250%, 12/01/26 (Pre-refunded 6/01/08) – MBIA Insured
15,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	A– (3)	16,581,435
	5.375%, 9/01/25 (Pre-refunded 9/01/11)
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	2,099,520
	5.000%, 12/01/35
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AAA	13,615,232
	4.500%, 11/15/32 – FSA Insured (UB)
10,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B	11,871,100
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
5,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	5,775,165
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/36 – FSA Insured
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997E, 6.000%, 8/01/16	8/08 at 100.00	AA–	5,083
39,610	New York City, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/26	10/07 at 101.00	Aaa	40,653,723
	(Pre-refunded 10/15/07)
9,320	New York City, New York, General Obligation Bonds, Fiscal Series 1998D, 5.500%, 8/01/10	8/07 at 101.00	AA–	9,485,523
4,075	New York City, New York, General Obligation Bonds, Fiscal Series 1998D, 5.500%, 8/01/10	8/07 at 101.00	AA– (3)	4,152,710
	(Pre-refunded 8/01/07)
	New York City, New York, General Obligation Bonds, Fiscal Series 2003J:
4,515	5.500%, 6/01/21	6/13 at 100.00	AA–	4,881,167
2,960	5.500%, 6/01/22	6/13 at 100.00	AA–	3,196,622
	New York City, New York, General Obligation Bonds, Fiscal Series 2003J:
10,485	5.500%, 6/01/21 (Pre-refunded 6/01/13)	6/13 at 100.00	A1 (3)	11,513,369
7,040	5.500%, 6/01/22 (Pre-refunded 6/01/13)	6/13 at 100.00	A1 (3)	7,730,483
	New York City, New York, General Obligation Bonds, Fiscal Series 2004C:
8,000	5.250%, 8/15/24	8/14 at 100.00	AA–	8,551,200
6,000	5.250%, 8/15/25	8/14 at 100.00	AA–	6,413,400
10,000	New York Dormitory Authority, New York, FHA Insured Mortgage Hospital Revenue Bonds, Kaleida	8/16 at 100.00	AAA	10,080,200
	Health, Series 2006, 4.700%, 2/15/35 – FHA Insured (UB)
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
10,000	5.500%, 6/01/17	6/11 at 100.00	AA–	10,637,800
26,190	5.500%, 6/01/18	6/12 at 100.00	AA–	28,103,965
33,810	5.500%, 6/01/19	6/13 at 100.00	AA–	36,650,377
1,510	New Yrok City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	12/16 at 100.00	BB+	1,487,712
	College of Aeronautics, Series 2006B, 5.000%, 12/01/31
2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AAA	2,698,100
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/10 – MBIA Insured (Alternative Minimum Tax)
8,500	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	8,863,545

275,065	Total New York			290,687,495

	North Carolina – 0.9%
1,500	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,551,285
	Series 2003G, 5.000%, 6/01/33
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/13 at 100.00	BBB	2,603,325
	2003D, 5.125%, 1/01/26
1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	1,578,165
	Facilities, Series 2004A, 5.000%, 2/01/20
2,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	1,972,020
	Health System, Series 2007, 4.500%, 10/01/31
10,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B,	1/10 at 101.00	A3	10,757,600
	6.500%, 1/01/20

17,500	Total North Carolina			18,462,395

	Ohio – 0.2%
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	AAA	3,203,400
	5.000%, 12/01/31 (Pre-refunded 6/01/13) – FGIC Insured

	Oklahoma – 0.8%
15,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA	15,693,450
	5.125%, 2/15/31

	Oregon – 0.1%
2,600	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Legacy Health	5/11 at 101.00	AA–	2,721,654
	System, Series 2001, 5.250%, 5/01/21

	Pennsylvania – 1.7%
4,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/08 at 100.00	AA	4,517,820
	Pennsylvania, Series 1998, 4.500%, 7/15/21
3,250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 96A, 4.650%,	10/16 at 100.00	AA+	3,228,583
	10/01/31 (Alternative Minimum Tax)
6,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	AAA	7,140,575
	AMBAC Insured
8,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2004D, 5.125%,	6/14 at 100.00	AAA	8,420,160
	6/01/34 – FGIC Insured
10,075	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	10,769,873
	District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – FSA Insured

32,325	Total Pennsylvania			34,077,011

	Puerto Rico – 1.1%
5,450	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/10 at 101.00	Baa3	5,902,895
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)
10,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	10,658,000
	5.500%, 10/01/40
5,000	Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%, 7/01/19 – MBIA Insured	7/10 at 100.00	AAA	5,298,650

20,450	Total Puerto Rico			21,859,545

	Rhode Island – 1.2%
6,250	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/07 at 102.00	AAA	6,393,250
	Lifespan Obligated Group, Series 1996, 5.250%, 5/15/26 – MBIA Insured
16,070	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	17,393,043
	Series 2002A, 6.250%, 6/01/42

22,320	Total Rhode Island			23,786,293

	South Carolina – 2.7%
7,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	7,392,560
	GROWTH, Series 2004, 5.250%, 12/01/29
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	AAA	3,127,830
	5.000%, 6/01/36 – FGIC Insured
8,475	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	4/07 at 100.00	BBB	8,476,780
	1986, 5.000%, 1/01/25
20,750	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	22,029,653
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30
8,000	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Palmetto Health	12/10 at 102.00	Baa2 (3)	9,141,440
	Alliance, Series 2000A, 7.375%, 12/15/21 (Pre-refunded 12/15/10)
4,215	Spartanburg Sanitary Sewer District, South Carolina, Sewer System Revenue Bonds, Series 2003B,	3/14 at 100.00	AAA	4,399,912
	5.000%, 3/01/38 – MBIA Insured
110	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	117,249
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

51,550	Total South Carolina			54,685,424

	Tennessee – 0.3%
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002:
3,000	6.375%, 4/15/22	4/12 at 101.00	Baa3	3,224,910
2,605	6.500%, 4/15/31	4/12 at 101.00	Baa3	2,798,942

5,605	Total Tennessee			6,023,852

	Texas – 5.9%
13,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	6/07 at 100.00	CCC+	13,262,600
	Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)
1,000	Austin Convention Enterprises Inc., Teaxs, Convention Center Hotel Revenue Bonds, First Tier	1/17 at 100.00	BB	1,068,520
	Series 2006B, 5.750%, 1/01/34
5,440	Austin, Texas, Combined Utility System Revenue Bonds, Series 1992A, 12.500%, 11/15/07 – MBIA	No Opt. Call	AAA	5,806,602
	Insured (ETM)
18,825	Austin, Texas, Combined Utility System Revenue Bonds, Series 1992A, 12.500%, 11/15/07 – MBIA	No Opt. Call	AAA	20,082,698
	Insured
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Baa2	5,938,024
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
4,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	4,162,920
	Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured
2,700	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	AAA	2,839,590
	5.250%, 11/15/30 – MBIA Insured
23,875	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	8,643,466
	Project, Series 2001B, 0.000%, 9/01/29 – AMBAC Insured
10,045	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.875%, 7/01/16 –	7/10 at 100.00	AAA	10,606,013
	FSA Insured (Alternative Minimum Tax)
	Irving Independent School District, Texas, Unlimited Tax School Building Bonds, Series 1997:
5,685	0.000%, 2/15/10	No Opt. Call	AAA	5,047,882
3,470	0.000%, 2/15/11	No Opt. Call	AAA	2,957,065
5,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	5,203,500
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
22,060	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax	8/09 at 31.45	AAA	6,195,992
	School Building and Refunding Bonds, Series 2000, 0.000%, 8/15/27
6,000	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series	4/08 at 102.00	BBB–	6,335,160
	1999C, 8.000%, 5/01/29
5,000	Port Corpus Christi Industrial Development Corporation, Texas, Environmental Facilities	5/07 at 102.00	BBB–	5,136,350
	Revenue Bonds, Citgo Petroleum Corporation, Series 2003, 8.250%, 11/01/31 (Alternative Minimum
	Tax)
5,000	Port Corpus Christi Industrial Development Corporation, Texas, Revenue Refunding Bonds, Valero	4/08 at 102.00	BBB	5,161,950
	Refining and Marketing Company, Series 1997A, 5.400%, 4/01/18
5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	BBB	5,442,750
	Series 2004, 6.000%, 12/01/34
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/13 at 101.00	Baa2	2,146,320
	Company, Series 2003A, 5.800%, 7/01/22
3,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – MBIA Insured	5/15 at 100.00	AAA	3,052,260

146,210	Total Texas			119,089,662

	Utah – 0.8%
1,655	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	1,702,002
	7/01/19 (Pre-refunded 7/01/07) – MBIA Insured
3,345	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	3,437,155
	7/01/19 – MBIA Insured
1,570	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1998G-2, Class I, 5.200%,	1/10 at 101.50	Aaa	1,605,969
	7/01/30 (Alternative Minimum Tax)
3,700	Utah State Board of Regents, Utah State University, Revenue Bonds, Series 2004, 5.000%,	4/14 at 100.00	AAA	3,863,873
	4/01/35 – MBIA Insured
5,810	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2002C, 5.250%,	10/12 at 100.00	Aaa	6,141,461
	10/01/28 – AMBAC Insured
16,080	Total Utah			16,750,460

	Virgin Islands – 0.1%
2,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	2,765,650
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)

	Virginia – 1.4%
4,125	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A,	10/12 at 100.00	AAA	4,471,211
	5.750%, 10/01/16 – FGIC Insured (Alternative Minimum Tax)
15,000	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll	8/08 at 28.38	AAA	4,019,400
	Road, Series 1998A, 0.000%, 8/15/30 (Pre-refunded 8/15/08)
	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll
	Road, Series 1998B:
19,400	0.000%, 8/15/33 (Pre-refunded 8/15/08)	8/08 at 23.55	AAA	4,313,784
60,500	0.000%, 8/15/35 (Pre-refunded 8/15/08)	8/08 at 20.95	AAA	11,963,875
3,245	Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1997E, 5.600%,	1/08 at 102.00	AA+	3,338,553
	11/01/17 (Alternative Minimum Tax)

102,270	Total Virginia			28,106,823

	Washington – 2.5%
6,400	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds,	9/14 at 100.00	AAA	6,672,320
	Series 2004, 5.000%, 9/01/34 – FGIC Insured
12,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	13,766,875
	Nuclear Project 2, Series 2002B, 6.000%, 7/01/18 – AMBAC Insured
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/13 at 100.00	AAA	4,328,240
	2003A, 5.500%, 7/01/17 – XLCA Insured
8,200	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aaa	6,046,598
	1989B, 0.000%, 7/01/14
5,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AAA	4,961,100
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured
4,115	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	4,599,377
	Series 2002, 6.625%, 6/01/32
	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C:
9,000	0.000%, 6/01/29 – MBIA Insured	No Opt. Call	AAA	3,302,370
16,195	0.000%, 6/01/30 – MBIA Insured	No Opt. Call	AAA	5,668,574

65,410	Total Washington			49,345,454

	Wisconsin – 2.6%
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
7,935	6.125%, 6/01/27	6/12 at 100.00	BBB	8,490,133
12,485	6.375%, 6/01/32	6/12 at 100.00	BBB	13,601,657
6,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series	8/13 at 100.00	AAA	6,445,140
	2003A, 5.125%, 8/01/22 (Pre-refunded 8/01/13) – AMBAC Insured
12,305	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	8/07 at 102.00	AAA	12,620,254
	Series 1997, 5.250%, 8/15/27 – MBIA Insured
6,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+	6,403,680
	Christian Charity Healthcare Ministry, Series 2003A, 5.875%, 9/01/33
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/16 at 100.00	BBB+	1,035,500
	Series 2006A, 5.000%, 2/15/17
3,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	2/12 at 101.00	A– (3)	4,110,713
	Services Inc., Series 2002, 5.750%, 8/15/30 (Pre-refunded 2/15/12)

49,475	Total Wisconsin			52,707,077

$ 2,295,974	Total Long-Term Investments (cost $1,829,593,287) – 99.2%			1,992,620,189

	Short-Term Investments – 0.3%
$ 6,345	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Variable Rate		VMIG-1	6,345,000
	Demand Obligations, Series 2005G, 3.710%, 11/01/26 (4)

	Total Short-Term Investments (cost $6,345,000)			6,345,000

	Total Investments (cost $1,835,938,287) – 99.5%			1,998,965,189

	Floating Rate Obligations – (0.8)%			(15,720,000)

	Other Assets Less Liabilities – 1.3%			24,844,004

	Net Assets – 100%			$2,008,089,193

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At January 31, 2007, the cost of investments was $1,816,162,773.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007, were as follows:

Gross unrealized:
Appreciation	$167,566,798
Depreciation	(484,369)

Net unrealized appreciation (depreciation) of investments	$167,082,429

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Value Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 30, 2007

* Print the name and title of each signing officer under his or her signature.